Employees' Stock Option Plans (ESOP) - Summary of Fair Value estimated on Date of Grant (Details) - Black-Scholes-Merton Model	12 Months Ended
	Mar. 31, 2019 USD ($) yr	Mar. 31, 2019 INR (₨) yr	Mar. 31, 2018 USD ($) yr	Mar. 31, 2018 INR (₨) yr	Mar. 31, 2017 USD ($) yr	Mar. 31, 2017 INR (₨) yr	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Restricted Stock Units (RSU) Grant Date | ₹
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨		₨ 696		₨ 572		₨ 534
Exercise price | ₨		₨ 3.31		₨ 2.50		₨ 2.50
Expected dividends	2.65%	2.65%	2.78%	2.78%	2.37%	2.37%
Weighted average fair value as on grant date | ₨							₨ 648	₨ 533	₨ 501
Restricted Stock Units (RSU) Grant Date | ₹ | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	21.00%	21.00%	20.00%	20.00%	24.00%	24.00%
Expected life of the option (years)	1	1	1	1	1	1
Risk-free interest rate	7.00%	7.00%	6.00%	6.00%	6.00%	6.00%
Restricted Stock Units (RSU) Grant Date | ₹ | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	25.00%	25.00%	25.00%	25.00%	29.00%	29.00%
Expected life of the option (years)	4	4	4	4	4	4
Risk-free interest rate	8.00%	8.00%	7.00%	7.00%	7.00%	7.00%
Restricted Stock Units (RSU) Grant Date | U.S. Dollars
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $	$ 10.77		$ 8.31		$ 7.89
Exercise price | $	$ 0.06		$ 0.04		$ 0.035
Expected dividends	2.65%	2.65%	2.74%	2.74%	2.29%	2.29%
Weighted average fair value as on grant date | $	$ 10.03		$ 7.74		$ 7.42
Restricted Stock Units (RSU) Grant Date | U.S. Dollars | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	22.00%	22.00%	21.00%	21.00%	26.00%	26.00%
Expected life of the option (years)	1	1	1	1	1	1
Risk-free interest rate	2.00%	2.00%	1.00%	1.00%	1.00%	1.00%
Restricted Stock Units (RSU) Grant Date | U.S. Dollars | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	26.00%	26.00%	26.00%	26.00%	29.00%	29.00%
Expected life of the option (years)	4	4	4	4	4	4
Risk-free interest rate	3.00%	3.00%	2.00%	2.00%	2.00%	2.00%
Employee Stock Option Plan Grant Date | ₹
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨				₨ 461
Exercise price | ₨				₨ 459
Expected dividends			2.78%	2.78%
Weighted average fair value as on grant date | ₨								₨ 127
Employee Stock Option Plan Grant Date | ₹ | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			25.00%	25.00%
Expected life of the option (years)			3	3
Risk-free interest rate			6.00%	6.00%
Employee Stock Option Plan Grant Date | ₹ | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			28.00%	28.00%
Expected life of the option (years)			7	7
Risk-free interest rate			7.00%	7.00%
Employee Stock Option Plan Grant Date | U.S. Dollars
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $			$ 7.32
Exercise price | $			$ 7.33
Expected dividends			2.74%	2.74%
Weighted average fair value as on grant date | $			$ 1.47
Employee Stock Option Plan Grant Date | U.S. Dollars | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			25.00%	25.00%
Expected life of the option (years)			3	3
Risk-free interest rate			1.00%	1.00%
Employee Stock Option Plan Grant Date | U.S. Dollars | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			31.00%	31.00%
Expected life of the option (years)			7	7
Risk-free interest rate			2.00%	2.00%
Employee Stock Option Plan Grant Date | ₹
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨						₨ 494.5
Exercise price | ₨						₨ 499
Expected dividends					2.37%	2.37%
Weighted average fair value as on grant date | ₨									₨ 142.5
Employee Stock Option Plan Grant Date | ₹ | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility					27.00%	27.00%
Expected life of the option (years)					3	3
Risk-free interest rate					6.00%	6.00%
Employee Stock Option Plan Grant Date | ₹ | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility					29.00%	29.00%
Expected life of the option (years)					7	7
Risk-free interest rate					7.00%	7.00%
Employee Stock Option Plan Grant Date | U.S. Dollars
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $					$ 7.63
Exercise price | $					$ 7.63
Expected dividends					2.29%	2.29%
Weighted average fair value as on grant date | $					$ 1.73
Employee Stock Option Plan Grant Date | U.S. Dollars | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility					27.00%	27.00%
Expected life of the option (years)					3	3
Risk-free interest rate					1.00%	1.00%
Employee Stock Option Plan Grant Date | U.S. Dollars | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility					31.00%	31.00%
Expected life of the option (years)					7	7
Risk-free interest rate					2.00%	2.00%